Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of fair values of the assets and liabilities

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$2,407	$2,407	$—	$—

	$2,407	$2,407	$—	$—

Liabilities:
Series B warrant(2)	$105	$—	$—	$105

	$105	$—	$—	$105

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

Schedule of changes in level 3 instruments measured at fair value on recurring basis

	Series B Warrant
	2009	2010	2011
Beginning balance at January 1	$26	$26	$105
Unrealized loss included in earnings	—	79	78

Ending balance at December 31	$26	$105	$183

Schedule of estimated useful lives for significant property and equipment

Office furniture and fixtures	7 years
Computer equipment	3 years
Purchased software	3 years
Internally developed software	3 years
Leasehold improvements	Lesser of remaining lease term or useful life

Schedule of estimated useful lives used in computing amortization

Intellectual property	10 years
Developed technology	5 years